Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (17.9%)
	Airlines (0.4%)
1,882,750	Air Canada Pass Through Trust Series 2015-1, Class B* 3.875%, 09/15/24	$1,849,746
252,999	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	247,922
1,235,385	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	1,219,362
797,638	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	837,687
1,428,000	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	1,197,606
	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*
884,000	5.500%, 04/20/26	872,605
295,000	5.750%, 04/20/29	282,828
1,363,182	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	1,177,667
956,520	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	964,574
735,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	766,745
903,236	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	898,250
573,011	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	496,370

		10,811,362

	Communication Services (1.9%)
1,400,000	Altice France, SA* 5.500%, 10/15/29	1,210,734
1,415,000	APi Escrow Corp.* 4.750%, 10/15/29	1,194,147
1,795,000	Arrow Bidco, LLC* 9.500%, 03/15/24	1,810,545
	Audacy Capital Corp.*
589,000	6.750%, 03/31/29	285,618
538,000	6.500%, 05/01/27	266,972
884,000	Beasley Mezzanine Holdings, LLC* 8.625%, 02/01/26	674,289
442,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	404,691
1,815,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	1,563,840
	CSC Holdings, LLC*
2,540,000	5.500%, 04/15/27	2,462,505
1,950,000	5.750%, 01/15/30	1,575,463
1,800,000	5.375%, 02/01/28	1,711,818
1,800,000	4.625%, 12/01/30	1,370,520
540,000	4.500%, 11/15/31	460,042

PRINCIPAL AMOUNT		VALUE
	Diamond Sports Group, LLC / Diamond Sports Finance Company*
825,000	6.625%, 08/15/27	$81,584
656,000	5.375%, 08/15/26	143,854
2,233,000	DIRECTV Holdings, LLC / DIRECTV Financing Company, Inc.* 5.875%, 08/15/27	2,088,436
1,110,000	Embarq Corp. 7.995%, 06/01/36	916,083
1,210,000	Frontier California, Inc. 6.750%, 05/15/27	1,167,880
	Frontier Communications Holdings, LLC*
749,000	5.000%, 05/01/28	704,038
298,000	8.750%, 05/15/30	316,863
1,333,000	Frontier Florida, LLC@ 6.860%, 02/01/28	1,264,404
1,785,000	Frontier North, Inc.@ 6.730%, 02/15/28	1,703,550
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
1,030,000	3.500%, 03/01/29	919,347
301,000	5.250%, 12/01/27	294,703
345,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	350,258
	Intelsat Jackson Holdings, SA@&
900,000	9.750%, 07/15/25*	1
585,000	5.500%, 08/01/23	1
1,480,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	1,450,178
749,337	Ligado Networks, LLC* 15.500%, 11/01/23	399,052
	Lumen Technologies, Inc.
1,886,000	7.600%, 09/15/39	1,528,886
1,400,000	4.000%, 02/15/27*	1,301,314
596,000	4.500%, 01/15/29*	472,998
596,000	Match Group Holdings II, LLC*^ 3.625%, 10/01/31	506,111
1,045,000	Midas OpCo Holdings, LLC* 5.625%, 08/15/29	880,360
	Netflix, Inc.
910,000	4.875%, 06/15/30*	894,794
610,000	4.875%, 04/15/28	605,931
740,000	Paramount Global‡ 6.375%, 03/30/62 5 year CMT + 4.00%	701,431
135,000	Rogers Communications, Inc.*‡ 5.250%, 03/15/82 5 year CMT + 3.59%	123,856
	Scripps Escrow II, Inc.*
591,000	3.875%, 01/15/29	528,082
295,000	5.375%, 01/15/31	251,809
2,185,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	2,090,324
	Sirius XM Radio, Inc.*
1,500,000	5.500%, 07/01/29	1,474,410
885,000	4.000%, 07/15/28	822,554
585,000	3.125%, 09/01/26	551,678
298,000	3.875%, 09/01/31	256,208
585,000	Spanish Broadcasting System, Inc.*^ 9.750%, 03/01/26	472,721

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
3,045,000	Sprint Corp. 7.125%, 06/15/24	$3,191,099
880,000	Telecom Italia Capital, SA 6.000%, 09/30/34	696,256
596,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	351,306
1,060,000	United States Cellular Corp. 6.700%, 12/15/33	1,054,870
150,000	Univision Communications, Inc.* 4.500%, 05/01/29	135,808
125,000	Vodafone Group, PLC‡ 7.000%, 04/04/79 USD 5 year swap rate + 4.87%	131,464

		45,815,686

	Consumer Discretionary (2.9%)
	American Axle & Manufacturing, Inc.
1,243,000	6.875%, 07/01/28	1,198,302
119,000	5.000%, 10/01/29^	104,175
	Ashton Woods USA, LLC / Ashton Woods Finance Company*
856,000	6.625%, 01/15/28	751,012
745,000	4.625%, 08/01/29	580,653
298,000	4.625%, 04/01/30	227,010
	At Home Group, Inc.*
900,000	4.875%, 07/15/28^	709,074
598,000	7.125%, 07/15/29	406,341
352,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.*^ 5.375%, 03/01/29	321,341
	Bath & Body Works, Inc.
1,577,000	6.694%, 01/15/27	1,557,161
1,475,000	6.875%, 11/01/35	1,357,251
	Caesars Entertainment, Inc.*
728,000	4.625%, 10/15/29^	617,613
605,000	8.125%, 07/01/27^	606,422
605,000	6.250%, 07/01/25	605,756
	Carnival Corp.*
582,000	10.500%, 02/01/26	611,868
295,000	7.625%, 03/01/26	254,659
1,385,000	Carriage Services, Inc.* 4.250%, 05/15/29	1,207,471
900,000	Carvana Company* 4.875%, 09/01/29	539,613
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
3,900,000	5.125%, 05/01/27	3,830,385
1,300,000	4.750%, 03/01/30	1,184,066
1,198,000	4.250%, 02/01/31	1,040,211
620,000	5.000%, 02/01/28	598,970
600,000	4.500%, 08/15/30	534,762
596,000	4.750%, 02/01/32	526,739
450,000	4.250%, 01/15/34	372,834
596,000	CDI Escrow Issuer, Inc.* 5.750%, 04/01/30	584,003
900,000	Cedar Fair, LP^ 5.250%, 07/15/29	861,966
300,000	Century Communities, Inc.* 3.875%, 08/15/29	258,198
	Dana, Inc.
985,000	4.250%, 09/01/30	831,044
596,000	4.500%, 02/15/32	498,167
	DISH DBS Corp.
1,495,000	5.250%, 12/01/26*	1,283,368
926,000	7.750%, 07/01/26	766,654

PRINCIPAL AMOUNT		VALUE
739,000	7.375%, 07/01/28	$527,129
1,675,000	Empire Resorts, Inc.* 7.750%, 11/01/26	1,507,952
1,308,000	Everi Holdings, Inc.* 5.000%, 07/15/29	1,200,705
	Ford Motor Credit Company, LLC
1,885,000	4.000%, 11/13/30	1,674,389
1,600,000	4.063%, 11/01/24	1,575,904
1,450,000	5.113%, 05/03/29	1,403,861
1,400,000	4.134%, 08/04/25	1,373,260
1,000,000	2.900%, 02/16/28	875,220
600,000	4.389%, 01/08/26	587,412
300,000	4.950%, 05/28/27	294,957
	Gap, Inc.*^
447,000	3.875%, 10/01/31	324,334
60,000	3.625%, 10/01/29	44,072
	General Motors Financial Company, Inc.‡
140,000	5.700%, 09/30/30^ 5 year CMT + 5.00%	132,520
125,000	6.500%, 09/30/28 3 mo. LIBOR + 3.44%	115,358
	goeasy, Ltd.*
2,050,000	5.375%, 12/01/24	1,950,780
1,111,000	4.375%, 05/01/26^	957,671
896,000	Goodyear Tire & Rubber Company^ 5.000%, 07/15/29	817,519
511,000	Group 1 Automotive, Inc.* 4.000%, 08/15/28	457,652
2,229,000	Guitar Center, Inc.* 8.500%, 01/15/26	2,045,241
	International Game Technology, PLC*
1,500,000	6.250%, 01/15/27	1,521,885
400,000	4.125%, 04/15/26	382,132
1,340,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.* 5.125%, 02/01/28	1,337,936
1,175,000	Liberty Interactive, LLC 8.250%, 02/01/30	775,594
	Life Time, Inc.*
884,000	8.000%, 04/15/26	834,275
600,000	5.750%, 01/15/26	564,420
767,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	705,625
780,000	M/I Homes, Inc. 3.950%, 02/15/30	651,635
	Macy’s Retail Holdings, LLC*
1,248,000	6.700%, 07/15/34	1,208,850
744,000	5.875%, 03/15/30	643,389
1,375,000	Mclaren Finance, PLC*
	7.500%, 08/01/26	1,194,366
1,518,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	1,387,649
1,649,000	Mohegan Gaming & Entertainment* 8.000%, 02/01/26	1,465,235
	Nordstrom, Inc.
600,000	5.000%, 01/15/44^	443,286
551,000	4.250%, 08/01/31	447,175
1,370,000	Penn National Gaming, Inc.* 4.125%, 07/01/29	1,141,004

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,670,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.* 5.625%, 09/01/29	$1,351,431
2,933,000	Rite Aid Corp.* 8.000%, 11/15/26	2,490,293
1,670,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	1,520,485
1,348,000	Sonic Automotive, Inc.* 4.625%, 11/15/29	1,166,007
837,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	761,854
901,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	874,015
290,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	307,200
1,355,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	1,045,044
1,200,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	1,069,056
298,000	Williams Scotsman International, Inc.* 4.625%, 08/15/28	279,762

		68,262,628

	Consumer Staples (0.7%)
1,358,000	Central Garden & Pet Company* 4.125%, 04/30/31	1,172,348
1,649,000	Edgewell Personal Care Company* 4.125%, 04/01/29	1,481,857
	Energizer Holdings, Inc.*
1,641,000	4.375%, 03/31/29	1,355,745
298,000	6.500%, 12/31/27	278,374
	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*
1,770,000	5.500%, 01/15/30	1,726,777
480,000	6.500%, 04/15/29	490,354
593,000	Kraft Heinz Foods Company 4.375%, 06/01/46	523,518
125,000	Land O’ Lakes, Inc.* 7.000%, 09/18/28	118,370
751,000	New Albertsons, LP 7.750%, 06/15/26	769,805
1,192,000	Performance Food Group, Inc.* 4.250%, 08/01/29	1,060,880
	Petsmart, Inc. / PetSmart Finance Corp.*
750,000	7.750%, 02/15/29	724,612
375,000	4.750%, 02/15/28	355,706
1,720,000	Pilgrim’s Pride Corp.* 5.875%, 09/30/27	1,721,617
	Post Holdings, Inc.*
505,000	5.750%, 03/01/27	505,828
296,000	5.500%, 12/15/29	279,909
146,000	4.625%, 04/15/30	130,955
1,124,000	Prestige Brands, Inc.* 3.750%, 04/01/31	967,359
1,300,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	1,309,568

PRINCIPAL AMOUNT		VALUE
1,857,000	Vector Group, Ltd.* 5.750%, 02/01/29	$1,687,382

		16,660,964

	Energy (1.7%)
	Antero Resources Corp.*
598,000	5.375%, 03/01/30	588,271
374,000	7.625%, 02/01/29	394,996
1,187,000	Apache Corp. 5.100%, 09/01/40	1,060,347
	Buckeye Partners, LP
900,000	3.950%, 12/01/26^	838,854
600,000	5.850%, 11/15/43	449,580
1,370,000	Callon Petroleum Company* 7.500%, 06/15/30	1,317,748
	Cheniere Energy Partners Company
596,000	3.250%, 01/31/32	520,451
300,000	4.000%, 03/01/31	278,169
591,000	Cheniere Energy, Inc. 4.625%, 10/15/28	576,946
892,000	Chesapeake Energy Corp.* 6.750%, 04/15/29	924,576
1,950,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. LIBOR + 3.85%	1,697,300
11,988	Diamond Foreign Asset Company / Diamond Finance, LLC 9.000%, 04/22/27	11,663
626,000	DT Midstream, Inc.* 4.125%, 06/15/29	578,111
1,191,000	Earthstone Energy Holdings, LLC* 8.000%, 04/15/27	1,139,704
200,000	Enbridge, Inc.‡ 5.750%, 07/15/80 5 year CMT + 5.31%	188,514
	Energy Transfer, LP‡
1,735,000	5.800%, 11/01/66 3 mo. LIBOR + 3.02%	1,225,760
1,015,000	6.500%, 11/15/26 5 year CMT + 5.69%	921,752
	EnLink Midstream Partners, LP
1,775,000	6.000%, 12/15/22‡ 3 mo. LIBOR + 4.11%	1,233,678
1,285,000	4.850%, 07/15/26	1,274,630
894,000	EQM Midstream Partners, LP* 7.500%, 06/01/27	914,777
1,173,000	Genesis Energy, LP / Genesis Energy Finance Corp. 6.250%, 05/15/26	1,092,556
885,000	Gulfport Energy Operating Corp.* 8.000%, 05/17/26	889,593
	Gulfport Energy Operating Corp.
1,000,000	6.375%, 05/15/25&	1
305,622	8.000%, 05/17/26	307,208
1,370,000	Hilcorp Energy I, LP / Hilcorp Finance Company* 6.000%, 04/15/30	1,262,003
894,000	Howard Midstream Energy Partners, LLC* 6.750%, 01/15/27	770,905
	Laredo Petroleum, Inc.
985,000	10.125%, 01/15/28	1,003,213
604,000	9.500%, 01/15/25	620,133
300,000	7.750%, 07/31/29*^	286,788

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,310,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	$1,248,600
	Moss Creek Resources Holdings, Inc.*
600,000	10.500%, 05/15/27	577,692
540,000	7.500%, 01/15/26	492,917
135,000	MPLX, LP^‡ 6.875%, 02/15/23 3 mo. LIBOR + 4.65%	129,340
589,000	Murphy Oil Corp. 6.375%, 07/15/28	588,929
	New Fortress Energy, Inc.*
1,191,000	6.750%, 09/15/25	1,164,095
589,000	6.500%, 09/30/26	558,219
	Occidental Petroleum Corp.
742,000	6.625%, 09/01/30	823,858
580,000	5.875%, 09/01/25	597,945
450,000	6.125%, 01/01/31	482,409
224,000	6.375%, 09/01/28	241,660
1,082,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	1,029,794
1,270,000	Parkland Corp.*~ 5.875%, 07/15/27	1,245,781
1,196,000	Patterson-UTI Energy, Inc. 5.150%, 11/15/29	1,070,300
1,390,000	Plains All American Pipeline, LP‡ 6.125%, 11/15/22 3 mo. LIBOR + 4.11%	1,058,527
1,670,000	Rockcliff Energy II, LLC* 5.500%, 10/15/29	1,612,719
	Southwestern Energy Company
600,000	5.375%, 02/01/29	587,064
595,000	5.375%, 03/15/30	586,533
298,000	4.750%, 02/01/32	278,424
298,000	Sunoco, LP / Sunoco Finance Corp. 4.500%, 04/30/30	261,826
	Venture Global Calcasieu Pass, LLC*
300,000	4.125%, 08/15/31	277,656
300,000	3.875%, 08/15/29	278,034
770,000	W&T Offshore, Inc.* 9.750%, 11/01/23	744,043
	Weatherford International, Ltd.*
1,280,000	6.500%, 09/15/28	1,221,235
900,000	8.625%, 04/30/30	817,074

		40,342,901

	Financials (4.0%)
	Acrisure, LLC / Acrisure Finance, Inc.*
1,883,000	7.000%, 11/15/25	1,810,090
1,783,000	6.000%, 08/01/29	1,487,789
1,789,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	1,847,375
1,892,000	AG Issuer, LLC* 6.250%, 03/01/28	1,714,057
	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*
2,500,000	6.750%, 10/15/27	2,375,725
300,000	5.875%, 11/01/29	261,480
300,000	4.250%, 10/15/27	281,232

PRINCIPAL AMOUNT		VALUE
	Ally Financial, Inc.
1,692,000	4.700%, 05/15/26‡ 5 year CMT + 3.87%	$1,426,644
964,000	8.000%, 11/01/31	1,092,135
850,000	4.700%, 05/15/28‡ 7 year CMT + 3.48%	674,407
258,000	American Express Company‡ 3.550%, 09/15/26 5 year CMT + 2.85%	226,877
1,370,000	American Finance Trust, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	1,105,795
250,000	American International Group, Inc.‡ 5.750%, 04/01/48 3 mo. LIBOR + 2.87%	231,460
2,365,000	AmWINS Group, Inc.* 4.875%, 06/30/29	2,154,870
320,000	Ares Finance Company III, LLC*‡ 4.125%, 06/30/51 5 year CMT + 3.24%	269,786
2,700,000	AssuredPartners, Inc.* 7.000%, 08/15/25	2,676,375
1,307,000	Aviation Capital Group, LLC* 3.500%, 11/01/27	1,148,618
285,000	AXIS Specialty Finance, LLC‡ 4.900%, 01/15/40 5 year CMT + 3.19%	248,018
	Bank of America Corp.‡
400,000	4.375%, 01/27/27 5 year CMT + 2.76%	361,644
144,000	6.125%, 04/27/27 5 year CMT + 3.23%	144,850
145,000	Bank of Montreal‡ 4.800%, 08/25/24 5 year CMT + 2.98%	137,160
	Bank of New York Mellon Corp.‡
651,000	3.750%, 12/20/26 5 year CMT + 2.63%	566,298
400,000	4.700%, 09/20/25 5 year CMT + 4.36%	399,728
	Bank of Nova Scotia‡
240,000	3.625%, 10/27/81 5 year CMT + 2.61%	188,261
220,000	4.900%, 06/04/25 5 year CMT + 4.55%	214,337
220,000	Barclays, PLC‡ 4.375%, 03/15/28 5 year CMT + 3.41%	179,179
280,000	BP Capital Markets, PLC‡ 4.875%, 03/22/30 5 year CMT + 4.40%	255,542
2,379,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	2,058,763
	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
2,380,000	4.500%, 04/01/27	2,094,114
1,547,000	5.750%, 05/15/26	1,509,470
1,200,000	Burford Capital Global Financial, LLC* 6.875%, 04/15/30	1,070,976
965,000	Capital One Financial Corp.^‡ 3.950%, 09/01/26 5 year CMT + 3.16%	837,842

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,340,000	Castlelake Aviation Finance DAC* 5.000%, 04/15/27	$1,125,587
	Charles Schwab Corp.‡
325,000	4.000%, 06/01/26^ 5 year CMT + 3.17%	295,308
147,000	4.000%, 12/01/30 10 year CMT + 3.08%	124,175
135,000	5.375%, 06/01/25^ 5 year CMT + 4.97%	137,064
	Citigroup, Inc.‡
975,000	3.875%, 02/18/26 5 year CMT + 3.42%	894,446
150,000	4.000%, 12/10/25 5 year CMT + 3.60%	139,998
385,000	Citizens Financial Group, Inc.‡ 4.000%, 10/06/26 5 year CMT + 3.22%	328,128
	Credit Acceptance Corp.
1,500,000	6.625%, 03/15/26^	1,514,445
1,092,000	5.125%, 12/31/24*	1,055,625
	Credit Suisse Group, AG*‡
200,000	9.750%, 06/23/27 5 year CMT + 6.38%	211,596
200,000	7.500%, 12/11/23 USD 5 year swap rate + 4.60%	197,764
	Discover Financial Services‡
245,000	6.125%, 06/23/25^ 5 year CMT + 5.78%	253,367
135,000	5.500%, 10/30/27 3 mo. LIBOR + 3.08%	115,416
1,533,000	Enact Holdings, Inc.* 6.500%, 08/15/25	1,544,789
75,000	Enstar Finance, LLC‡ 5.500%, 01/15/42 5 year CMT + 4.01%	64,971
550,000	Fifth Third Bancorp‡ 4.500%, 09/30/25 5 year CMT + 4.22%	536,454
1,718,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	1,507,047
	Goldman Sachs Group, Inc.‡
500,000	4.400%, 02/10/25 5 year CMT + 2.85%	451,980
475,000	3.800%, 05/10/26 5 year CMT + 2.97%	413,849
153,000	4.125%, 11/10/26 5 year CMT + 2.95%	135,348
1,891,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	1,891,076
200,000	HSBC Holdings, PLC‡ 6.375%, 03/30/25 U.S. 5 yr Swap + 4.37%	202,352
	HUB International, Ltd.*
3,867,000	7.000%, 05/01/26	3,825,043
1,785,000	5.625%, 12/01/29^	1,609,606
	Huntington Bancshares, Inc.^‡
350,000	4.450%, 10/15/27 7 year CMT + 4.05%	327,016
125,000	5.625%, 07/15/30 10 year CMT + 4.95%	125,468
	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
1,455,000	5.250%, 05/15/27	1,402,082
892,000	4.375%, 02/01/29	803,817

PRINCIPAL AMOUNT		VALUE
2,448,000	ILFC E-Capital Trust II*‡ 5.100%, 12/21/65 3 mo. LIBOR + 1.80%	$1,879,525
	ING Groep, NV‡
200,000	4.250%, 05/16/31 5 year CMT + 2.86%	148,612
200,000	3.875%, 05/16/27 5 year CMT + 2.86%	154,424
2,625,000	Iron Mountain, Inc.* 5.250%, 03/15/28	2,523,071
3,000,000	Jefferies Finance, LLC / JFIN Co- Issuer Corp.* 5.000%, 08/15/28	2,525,100
1,100,000	JPMorgan Chase & Company‡ 3.650%, 06/01/26 5 year CMT + 2.85%	1,007,644
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
2,306,000	5.250%, 10/01/25	2,181,453
596,000	4.750%, 06/15/29	510,468
1,680,000	LD Holdings Group, LLC*^ 6.125%, 04/01/28	1,022,683
	Level 3 Financing, Inc.
1,250,000	4.250%, 07/01/28*	1,096,262
597,000	3.875%, 11/15/29*	532,046
345,000	5.375%, 05/01/25	345,414
310,000	Liberty Mutual Group, Inc.*‡ 4.125%, 12/15/51 5 year CMT + 3.32%	259,920
200,000	Lloyds Banking Group, PLC‡ 7.500%, 06/27/24 USD 5 year swap rate + 4.76%	202,724
892,000	LPL Holdings, Inc.* 4.000%, 03/15/29	830,354
240,000	Markel Corp.‡ 6.000%, 06/01/25 5 year CMT + 5.66%	244,752
	MetLife, Inc.
2,990,000	6.400%, 12/15/66	3,131,636
225,000	3.850%, 09/15/25‡ 5 year CMT + 3.58%	213,471
200,000	Munich Re*‡ 5.875%, 05/23/42 5 year CMT + 3.98%	208,650
120,000	Nationwide Financial Services, Inc. 6.750%, 05/15/87	120,317
	Navient Corp.
2,555,000	5.000%, 03/15/27	2,310,665
1,355,000	4.875%, 03/15/28	1,163,904
	Nordea Bank Abp*‡
315,000	3.750%, 03/01/29 5 year CMT + 2.60%	243,690
200,000	6.625%, 03/26/26 5 year CMT + 4.11%	200,228
	OneMain Finance Corp.
820,000	3.875%, 09/15/28	680,206
614,000	7.125%, 03/15/26	599,061
592,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer* 5.875%, 10/01/28	581,232
442,000	PartnerRe Finance B, LLC‡ 4.500%, 10/01/50 5 year CMT + 3.82%	390,259

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,871,000	PHH Mortgage Corp.* 7.875%, 03/15/26	$1,767,290
	PNC Financial Services Group, Inc.‡
440,000	6.000%, 05/15/27 5 year CMT + 3.00%	442,675
315,000	3.400%, 09/15/26 5 year CMT + 2.60%	260,940
124,000	Prudential Financial, Inc.‡ 3.700%, 10/01/50 5 year CMT + 3.04%	109,408
280,000	QBE Insurance Group, Ltd.*‡ 5.875%, 05/12/25 5 year CMT + 5.51%	271,356
1,355,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	1,245,015
894,000	RLJ Lodging Trust, LP* 3.750%, 07/01/26	840,101
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
560,000	3.875%, 03/01/31	462,823
555,000	3.625%, 03/01/29	474,858
275,000	2.875%, 10/15/26	243,004
503,000	State Street Corp.^‡ 5.625%, 12/15/23 3 mo. LIBOR + 2.54%	468,011
1,225,000	StoneX Group, Inc.* 8.625%, 06/15/25	1,252,648
	SVB Financial Group‡
619,000	4.000%, 05/15/26 5 year CMT + 3.20%	507,128
224,000	4.100%, 02/15/31^ 10 year CMT + 3.06%	173,260
133,000	4.250%, 11/15/26 5 year CMT + 3.07%	106,907
	Truist Financial Corp.‡
295,000	4.800%, 09/01/24 5 year CMT + 3.00%	281,492
125,000	4.950%, 09/01/25 5 year CMT + 4.61%	126,589
	UBS Group, AG*‡
200,000	7.000%, 01/31/24 USD 5 year swap rate + 4.34%	204,144
200,000	4.875%, 02/12/27 5 year CMT + 3.40%	178,834
	United Wholesale Mortgage, LLC*
1,383,000	5.500%, 04/15/29	1,187,319
600,000	5.750%, 06/15/27	525,210
600,000	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC* 6.500%, 02/15/29	453,744
855,000	US Bancorp‡ 3.700%, 01/15/27 5 year CMT + 2.54%	717,798
1,340,000	VZ Secured Financing, BV* 5.000%, 01/15/32	1,198,000
1,230,000	Wells Fargo & Company‡ 3.900%, 03/15/26 5 year CMT + 3.45%	1,142,362
	XHR, LP*
1,255,000	6.375%, 08/15/25	1,264,852
596,000	4.875%, 06/01/29	537,169

		94,035,422

PRINCIPAL AMOUNT		VALUE
	Health Care (1.4%)
	Bausch Health Americas, Inc.*
3,285,000	8.500%, 01/31/27	$2,079,011
600,000	9.250%, 04/01/26	420,432
	Bausch Health Companies, Inc.*
2,330,000	7.250%, 05/30/29	1,278,308
1,300,000	5.000%, 01/30/28	694,915
447,000	6.125%, 02/01/27	381,823
590,000	Charles River Laboratories International, Inc.* 3.750%, 03/15/29	549,915
149,000	CHS/Community Health Systems, Inc.* 5.250%, 05/15/30	125,302
	CHS/Community Health Systems, Inc.*
2,392,000	6.125%, 04/01/30^	1,288,020
1,325,000	8.000%, 03/15/26	1,266,210
663,000	6.875%, 04/15/29^	369,523
	DaVita, Inc.*
2,381,000	4.625%, 06/01/30	1,962,015
1,395,000	3.750%, 02/15/31	1,068,765
	Embecta Corp.*
894,000	5.000%, 02/15/30	774,383
298,000	6.750%, 02/15/30	275,453
	Encompass Health Corp.
600,000	4.750%, 02/01/30	554,934
600,000	4.500%, 02/01/28	555,846
1,369,000	HCA, Inc. 7.500%, 11/06/33	1,565,575
350,000	Jazz Securities DAC* 4.375%, 01/15/29	337,400
488,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 10.000%, 06/15/29	298,471
	Medline Borrower, LP*
1,484,000	5.250%, 10/01/29	1,342,011
1,480,000	3.875%, 04/01/29	1,337,609
	Organon & Company / Organon Foreign Debt Co-Issuer, BV*
2,200,000	5.125%, 04/30/31	2,063,908
500,000	4.125%, 04/30/28	475,190
1,251,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	853,270
	Tenet Healthcare Corp.
2,710,000	6.250%, 02/01/27*	2,740,786
1,575,000	6.875%, 11/15/31	1,542,145
1,520,000	4.875%, 01/01/26*	1,499,115
	Teva Pharmaceutical Finance Netherlands III, BV
2,380,000	6.000%, 04/15/24	2,416,985
1,100,000	4.750%, 05/09/27	1,044,373
550,000	7.125%, 01/31/25	565,834
535,000	3.150%, 10/01/26	480,291

		32,207,818

	Industrials (2.8%)
1,435,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	1,412,571
1,355,000	ACCO Brands Corp.* 4.250%, 03/15/29	1,187,779
1,535,000	AerCap Holdings, NV‡ 5.875%, 10/10/79 5 year CMT + 4.54%	1,369,711

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Air Lease Corp.‡
1,520,000	4.125%, 12/15/26 5 year CMT + 3.15%	$1,139,012
190,000	4.650%, 06/15/26 5 year CMT + 4.08%	167,058
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
1,925,000	4.625%, 01/15/27	1,828,923
1,500,000	5.875%, 02/15/28	1,462,200
591,000	3.500%, 03/15/29	514,140
	Allison Transmission, Inc.*
1,025,000	4.750%, 10/01/27	975,810
295,000	3.750%, 01/30/31	254,992
295,000	American Airlines Group, Inc.*^ 3.750%, 03/01/25	258,998
670,000	Arcosa, Inc.* 4.375%, 04/15/29	600,548
3,100,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	2,352,404
600,000	Avolon Holdings Funding, Ltd.* 5.250%, 05/15/24	593,322
937,000	Beacon Roofing Supply, Inc.* 4.125%, 05/15/29	831,082
1,191,000	BWX Technologies, Inc.* 4.125%, 04/15/29	1,119,945
600,000	Cascades, Inc. / Cascades USA, Inc.* 5.375%, 01/15/28	544,200
297,000	Delta Air Lines, Inc. 7.375%, 01/15/26	312,399
	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*
295,000	4.750%, 10/20/28	289,422
148,000	4.500%, 10/20/25	146,667
1,565,000	Deluxe Corp.* 8.000%, 06/01/29	1,368,702
596,000	Dun & Bradstreet Corp.* 5.000%, 12/15/29	554,638
894,000	Eco Material Technologies, Inc.* 7.875%, 01/31/27	802,159
1,472,000	Endurance International Group Holdings, Inc.* 6.000%, 02/15/29	1,090,340
575,000	EnerSys* 4.375%, 12/15/27	529,621
1,355,000	Fly Leasing, Ltd.* 7.000%, 10/15/24	744,830
591,000	GFL Environmental, Inc.* 3.750%, 08/01/25	574,092
673,000	Graham Packaging Company, Inc.*^ 7.125%, 08/15/28	572,218
600,000	Granite US Holdings Corp.*^ 11.000%, 10/01/27	558,744
	Graphic Packaging International, LLC*
750,000	4.750%, 07/15/27	736,823
551,000	3.500%, 03/01/29	500,082
1,303,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	1,175,371
2,775,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	2,430,761

PRINCIPAL AMOUNT		VALUE
1,792,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	$1,746,591
1,500,000	Herc Holdings, Inc.* 5.500%, 07/15/27	1,502,400
1,375,000	Howmet Aerospace, Inc. 5.125%, 10/01/24	1,392,806
1,385,000	IEA Energy Services, LLC* 6.625%, 08/15/29	1,369,710
1,450,000	JELD-WEN, Inc.* 4.625%, 12/15/25	1,340,453
1,940,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	1,648,437
598,000	MasTec, Inc.* 4.500%, 08/15/28	553,030
892,000	Meritor, Inc.* 4.500%, 12/15/28	889,520
722,000	Moog, Inc.* 4.250%, 12/15/27	675,063
1,615,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	1,419,666
1,140,000	Novelis Corp.* 4.750%, 01/30/30	1,055,594
450,000	OI European Group, BV* 4.750%, 02/15/30	378,450
1,375,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC* 4.000%, 10/15/27	1,216,366
1,783,000	Patrick Industries, Inc.* 4.750%, 05/01/29	1,389,991
1,445,000	Peninsula Pacific Entertainment, LLC / Peninsula Pacific Entertainment Finance Inc.* 8.500%, 11/15/27	1,561,958
1,256,000	Picasso Finance Sub, Inc.* 6.125%, 06/15/25	1,273,496
	QVC, Inc.
709,000	4.375%, 09/01/28	553,608
600,000	5.450%, 08/15/34	428,274
650,000	Sensata Technologies, BV* 4.000%, 04/15/29	592,371
593,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	515,815
	Sinclair Television Group, Inc.*
891,000	4.125%, 12/01/30	764,968
600,000	5.500%, 03/01/30^	483,204
1,165,000	Standard Industries, Inc.* 5.000%, 02/15/27	1,126,136
100,000	Stanley Black & Decker, Inc.^‡ 4.000%, 03/15/60 5 year CMT + 2.66%	88,747
2,430,000	Station Casinos, LLC* 4.500%, 02/15/28	2,206,051
957,000	Stericycle, Inc.* 3.875%, 01/15/29	875,464
879,000	STL Holding Company, LLC* 7.500%, 02/15/26	782,328
1,200,000	TransDigm UK Holdings, PLC 6.875%, 05/15/26	1,188,216
	TransDigm, Inc.
1,539,000	6.250%, 03/15/26*	1,547,572
875,000	7.500%, 03/15/27	890,575
589,000	Tronox, Inc.* 4.625%, 03/15/29	513,897

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	United Rentals North America, Inc.
595,000	3.750%, 01/15/32	$526,016
297,000	3.875%, 02/15/31^	271,396
1,191,000	Vertiv Group Corp.* 4.125%, 11/15/28	1,057,834
1,251,000	Wabash National Corp.* 4.500%, 10/15/28	1,037,192
1,050,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	972,762
	WESCO Distribution, Inc.*
563,000	7.125%, 06/15/25	582,823
283,000	7.250%, 06/15/28	295,466

		65,713,810

	Information Technology (0.8%)
596,000	Booz Allen Hamilton, Inc.* 4.000%, 07/01/29	569,359
1,201,000	CommScope Technologies, LLC* 6.000%, 06/15/25	1,112,558
1,100,000	CommScope, Inc.* 4.750%, 09/01/29	956,769
	Dell International, LLC / EMC Corp.
1,405,000	6.020%, 06/15/26	1,493,374
646,000	6.100%, 07/15/27	693,643
586,000	Fair Isaac Corp.* 4.000%, 06/15/28	549,932
692,000	II-VI, Inc.* 5.000%, 12/15/29	665,683
1,315,000	KBR, Inc.* 4.750%, 09/30/28	1,188,366
	MPH Acquisition Holdings, LLC*
1,300,000	5.750%, 11/01/28	1,108,653
595,000	5.500%, 09/01/28	554,683
589,000	NCR Corp.* 5.125%, 04/15/29	566,695
719,000	Nielsen Finance, LLC / Nielsen Finance Company* 4.500%, 07/15/29	682,446
886,000	ON Semiconductor Corp.* 3.875%, 09/01/28	821,180
	Open Text Corp.*
855,000	3.875%, 02/15/28	793,337
447,000	3.875%, 12/01/29	403,270
447,000	Open Text Holdings, Inc.* 4.125%, 12/01/31	401,129
590,000	Playtika Holding Corp.* 4.250%, 03/15/29	528,864
784,000	PTC, Inc.* 4.000%, 02/15/28	746,148
1,645,000	TTM Technologies, Inc.*^ 4.000%, 03/01/29	1,447,797
	Twilio, Inc.
830,000	3.625%, 03/15/29	730,276
298,000	3.875%, 03/15/31^	264,406
1,475,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	1,322,765
1,355,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	1,213,579

		18,814,912

	Materials (0.8%)
800,000	Alcoa Nederland Holding, BV*^ 4.125%, 03/31/29	752,976

PRINCIPAL AMOUNT		VALUE
623,000	ArcelorMittal, SA 7.000%, 10/15/39	$643,777
600,000	ATI, Inc.^ 5.875%, 12/01/27	561,282
295,000	Carpenter Technology Corp. 7.625%, 03/15/30	268,654
895,000	Chemours Company* 4.625%, 11/15/29	786,257
1,880,000	Clearwater Paper Corp.* 4.750%, 08/15/28	1,690,891
	Commercial Metals Company
596,000	4.125%, 01/15/30	524,349
298,000	4.375%, 03/15/32	261,036
1,375,000	Constellium, SE*^ 3.750%, 04/15/29	1,173,631
570,000	Freeport-McMoRan, Inc. - Class H 5.450%, 03/15/43	535,521
886,000	HB Fuller Company 4.250%, 10/15/28	794,680
900,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	934,119
	Kaiser Aluminum Corp.*
1,350,000	4.625%, 03/01/28	1,187,203
149,000	4.500%, 06/01/31	119,999
842,000	LSF11 A5 HoldCo, LLC* 6.625%, 10/15/29	723,682
1,257,000	Mercer International, Inc. 5.125%, 02/01/29	1,178,915
1,051,000	OCI, NV* 4.625%, 10/15/25	1,025,261
1,787,000	Owens-Brockway Glass Container, Inc.*^ 6.625%, 05/13/27	1,723,133
800,000	SCIL IV, LLC / SCIL USA Holdings, LLC* 5.375%, 11/01/26	671,240
298,000	Sealed Air Corp.* 5.000%, 04/15/29	296,471
1,328,000	Silgan Holdings, Inc. 4.125%, 02/01/28	1,271,188
589,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	411,528
906,000	Univar Solutions USA, Inc.* 5.125%, 12/01/27	877,597
593,000	Valvoline, Inc.* 3.625%, 06/15/31	492,214

		18,905,604

	Real Estate (0.2%)
953,000	EPR Properties 3.750%, 08/15/29	824,050
	Forestar Group, Inc.*
862,000	5.000%, 03/01/28	758,862
630,000	3.850%, 05/15/26	558,287
1,341,000	MIWD Holdco II, LLC / MIWD Finance Corp.* 5.500%, 02/01/30	1,144,409
	Service Properties Trust
1,500,000	4.350%, 10/01/24	1,346,250
550,000	5.250%, 02/15/26	459,877

		5,091,735

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Special Purpose Acquisition Companies (0.1%)
	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
1,195,000	6.750%, 01/15/30^	$978,311
596,000	4.625%, 01/15/29	556,157

		1,534,468

	Utilities (0.2%)
340,000	Algonquin Power & Utilities Corp.‡ 4.750%, 01/18/82 5 year CMT + 3.25%	300,968
65,000	CenterPoint Energy, Inc.‡ 6.125%, 09/01/23 3 mo. LIBOR + 3.27%	59,343
175,000	CMS Energy Corp.‡ 4.750%, 06/01/50 5 year CMT + 4.12%	162,582
	Dominion Energy, Inc.‡
250,000	4.650%, 12/15/24 5 year CMT + 2.99%	232,797
133,000	4.350%, 01/15/27 5 year CMT + 3.20%	119,578
	Duke Energy Corp.‡
330,000	4.875%, 09/16/24 5 year CMT + 3.39%	313,246
132,000	3.250%, 01/15/82 5 year CMT + 2.32%	104,939
280,000	NextEra Energy Capital Holdings, Inc.‡ 3.800%, 03/15/82 5 year CMT + 2.55%	231,602
458,000	PPL Capital Funding, Inc.‡ 4.915%, 03/30/67 3 mo. LIBOR + 2.67%	367,659
	Sempra Energy‡
125,000	4.875%, 10/15/25 5 year CMT + 4.55%	121,872
85,000	4.125%, 04/01/52 5 year CMT + 2.87%	72,155
	Southern Company‡
247,000	4.000%, 01/15/51 5 year CMT + 3.73%	230,997
95,000	3.750%, 09/15/51 5 year CMT + 2.92%	84,046
1,500,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	1,443,090
	Vistra Corp.*‡
745,000	8.000%, 10/15/26 5 year CMT + 6.93%	722,680
625,000	7.000%, 12/15/26 5 year CMT + 5.74%	571,756

		5,139,310

	TOTAL CORPORATE BONDS (Cost $467,740,025)	423,336,620

CONVERTIBLE BONDS (19.1%)

	Communication Services (1.8%)
	Liberty Media Corp.
7,750,000	1.375%, 10/15/23	9,890,472
2,680,000	0.500%, 12/01/50*	3,230,633
17,095,000	Live Nation Entertainment, Inc. 2.000%, 02/15/25	19,302,477

PRINCIPAL AMOUNT		VALUE
3,000,000	Match Group Financeco 2, Inc.*~ 0.875%, 06/15/26	$3,263,310
2,500,000	Match Group Financeco 3, Inc.* 2.000%, 01/15/30	2,834,750
4,330,000	Twitter, Inc. 0.250%, 06/15/24	4,409,889

		42,931,531

	Consumer Discretionary (5.0%)
29,795,000	Airbnb, Inc. 0.000%, 03/15/26	26,000,905
15,201,000	Booking Holdings, Inc.^ 0.750%, 05/01/25	20,476,811
	DISH Network Corp.
13,435,000	3.375%, 08/15/26	9,493,977
5,295,000	0.000%, 12/15/25	3,803,928
1,779,000	2.375%, 03/15/24	1,589,999
29,915,000	Ford Motor Company 0.000%, 03/15/26	31,949,519
3,140,000	Liberty Broadband Corp.* 2.750%, 09/30/50	3,005,043
7,670,000	Marriott Vacations Worldwide Corp. 0.000%, 01/15/26	7,674,602
450,000	Peloton Interactive, Inc. 0.000%, 02/15/26	297,567
400,000	Tesla, Inc. 2.000%, 05/15/24	5,747,360
9,760,000	Vail Resorts, Inc.^ 0.000%, 01/01/26	8,872,035

		118,911,746

	Energy (0.8%)
3,190,000	EQT Corp. 1.750%, 05/01/26	9,558,261
4,290,000	Pioneer Natural Resources Company 0.250%, 05/15/25	9,823,285

		19,381,546

	Financials (0.2%)
3,000,000	Ares Capital Corp. 4.625%, 03/01/24	3,212,400

	Health Care (2.9%)
4,640,000	CONMED Corp.* 2.250%, 06/15/27	4,465,768
12,070,000	Dexcom, Inc.^ 0.250%, 11/15/25	11,506,573
3,673,000	Envista Holdings Corp. 2.375%, 06/01/25	7,347,873
3,702,000	Halozyme Therapeutics, Inc. 0.250%, 03/01/27	3,466,812
3,960,000	Integra LifeSciences Holdings Corp. 0.500%, 08/15/25	3,829,676
15,740,000	Jazz Investments I, Ltd. 2.000%, 06/15/26	18,795,134
4,680,000	Omnicell, Inc. 0.250%, 09/15/25	5,821,358
7,755,000	Pacira BioSciences, Inc. 0.750%, 08/01/25	8,004,556
5,460,000	Tandem Diabetes Care, Inc.* 1.500%, 05/01/25	5,376,626

		68,614,376

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Industrials (3.0%)
4,600,000	Air Transport Services Group, Inc. 1.125%, 10/15/24	$5,223,346
1,015,000	Chart Industries, Inc.* 1.000%, 11/15/24	3,399,184
13,520,000	John Bean Technologies Corp. 0.250%, 05/15/26	12,647,419
8,240,000	Middleby Corp. 1.000%, 09/01/25	10,277,258
21,015,000	Southwest Airlines Company^ 1.250%, 05/01/25	26,570,736
14,800,000	Uber Technologies, Inc. 0.000%, 12/15/25	12,346,012

		70,463,955

	Information Technology (4.5%)
4,230,000	Akamai Technologies, Inc. 0.375%, 09/01/27	4,386,975
7,838,000	Bill.com Holdings, Inc.* 0.000%, 04/01/27	6,411,249
8,005,000	CyberArk Software, Ltd. 0.000%, 11/15/24	8,649,483
2,015,000	Datadog, Inc. 0.125%, 06/15/25	2,661,110
	Enphase Energy, Inc.
12,325,000	0.000%, 03/01/28	15,348,815
7,055,000	0.000%, 03/01/26	8,475,665
13,000,000	Microchip Technology, Inc. 0.125%, 11/15/24	13,707,070
2,735,000	Nova, Ltd. 0.000%, 10/15/25	4,063,034
13,070,000	ON Semiconductor Corp. 0.000%, 05/01/27	18,257,222
3,520,000	Palo Alto Networks, Inc. 0.375%, 06/01/25	6,100,618
5,495,000	Perficient, Inc.* 0.125%, 11/15/26	4,775,045
900,000	Shift4 Payments, Inc.* 0.500%, 08/01/27	654,489
3,524,000	Silicon Laboratories, Inc. 0.625%, 06/15/25	4,720,574
5,850,000	Tyler Technologies, Inc. 0.250%, 03/15/26	6,150,748
2,670,000	Workday, Inc. 0.250%, 10/01/22	2,906,963

		107,269,060

	Materials (0.3%)
3,525,000	Lithium Americas Corp.* 1.750%, 01/15/27	3,077,149
3,060,000	MP Materials Corp.* 0.250%, 04/01/26	3,101,371

		6,178,520

	Real Estate (0.6%)
15,115,000	Pebblebrook Hotel Trust 1.750%, 12/15/26	14,977,453

	TOTAL CONVERTIBLE BONDS (Cost $427,359,836)	451,940,587

PRINCIPAL AMOUNT		VALUE
BANK LOANS (2.1%) ¡
	Airlines (0.2%)

990,000	AAdvantage Loyalty IP, Ltd.‡ 7.460%, 04/20/28 3 mo. LIBOR + 4.75%	$977,625
935,000	Mileage Plus Holdings, LLC! 0.000%, 06/21/27	944,350
285,000	Mileage Plus Holdings, LLC‡ 7.313%, 06/21/27 3 mo. LIBOR + 5.25%	287,850
1,481,250	United Airlines, Inc.‡ 6.533%, 04/21/28 1 mo. LIBOR + 3.75%	1,431,813

		3,641,638

	Communication Services (0.2%)
1,527,750	Clear Channel Outdoor Holdings, Inc.‡ 6.306%, 08/21/26 3 mo. LIBOR + 3.50%	1,397,899
3,937	Clear Channel Outdoor Holdings, Inc.‡ 5.872%, 08/21/26 1 mo. LIBOR + 3.50%	3,603
1,774,016	DIRECTV Financing, LLC‡ 5.872%, 08/02/27 1 mo. LIBOR + 5.00%	1,681,341
875,000	Entercom Media Corp.‡ 4.846%, 11/18/24 1 mo. LIBOR + 2.50%	777,932
364,105	Nexstar Broadcasting, Inc.‡ 4.872%, 09/18/26 1 mo. LIBOR + 2.50%	360,737
605,000	Univision Communications, Inc.‡ 6.254%, 06/08/29 3 mo. LIBOR + 4.25%	585,842

		4,807,354

	Consumer Discretionary (0.4%)
402,390	Life Time Fitness, Inc.‡ 6.325%, 12/16/24 3 mo. LIBOR + 4.75%	397,863
625,000	Peloton Interactive, Inc.! 0.000%, 05/25/27	596,356
612,000	Penn National Gaming, Inc.‡ 5.177%, 05/03/29 1 mo. SOFR + 2.75%	600,143
2,073,750	Petco Health and Wellness Company, Inc.‡ 5.500%, 03/03/28 3 mo. LIBOR + 3.25%	2,012,668
2,986,401	PetSmart, Inc.‡ 6.120%, 02/11/28 1 mo. LIBOR + 3.75%	2,886,222
1,300,000	SkyMiles IP, Ltd.‡ 6.460%, 10/20/27 3 mo. LIBOR + 3.75%	1,316,575
1,367,671	TKC Holdings, Inc.‡ 7.000%, 05/15/28 3 mo. LIBOR + 5.50%	1,258,257
1,975,050	WW International, Inc.‡ 5.880%, 04/13/28 1 mo. LIBOR + 3.50%	1,493,019

		10,561,103

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Consumer Staples (0.0%)
197,599	United Natural Foods, Inc.‡ 5.691%, 10/22/25 1 mo. LIBOR + 3.25%	$195,613

	Financials (0.1%)
2,425,500	Jazz Financing Lux Sarl‡ 5.872%, 05/05/28 1 mo. LIBOR + 3.50%	2,374,977
303,595	Level 3 Financing, Inc.‡ 4.122%, 03/01/27 1 mo. LIBOR + 1.75%	292,826

		2,667,803

	Health Care (0.3%)
1,060,117	Amneal Pharmaceuticals, LLC‡ 5.875%, 05/04/25 1 mo. LIBOR + 3.50%	990,658
1,041,667	Amneal Pharmaceuticals, LLC‡ 5.813%, 05/04/25 3 mo. LIBOR + 3.50%	973,417
300,000	Bausch Health Companies, Inc.‡ 7.174%, 02/01/27 1 mo. SOFR + 5.25%	253,329
851,574	Icon Luxembourg Sarl‡ 4.563%, 07/03/28 3 mo. LIBOR + 2.25%	838,191
212,170	Icon Luxembourg Sarl‡ 4.563%, 07/03/28 3 mo. LIBOR + 2.25%	208,836
1,146,757	Mallinckrodt International Finance S.A.‡ 7.253%, 09/30/27 3 mo. LIBOR + 5.25%	958,155
1,261,176	Padagis, LLC‡ 7.043%, 07/06/28 3 mo. LIBOR + 4.75%	1,198,118
2,928,018	Team Health Holdings, Inc.‡ 7.577%, 03/02/27 1 mo. SOFR + 5.25%	2,418,045

		7,838,749

	Industrials (0.3%)
445,500	ACProducts, Inc.‡ 7.127%, 05/17/28 6 mo. LIBOR + 4.25%	322,188
148,500	ACProducts, Inc.‡ 6.500%, 05/17/28 3 mo. LIBOR + 4.25%	107,396
745,000	Air Canada‡ 4.250%, 08/11/28 3 mo. LIBOR + 3.50%	719,722
1,188,000	BW Gas & Convenience Holdings, LLC‡ 5.872%, 03/31/28 1 mo. LIBOR + 3.50%	1,143,450
1,212,240	Dun & Bradstreet Corp.‡ 4.874%, 02/06/26 3 mo. LIBOR + 3.25%	1,182,946
1,040,900	Granite Holdings US Acquisition Company‡ 6.250%, 09/30/26 3 mo. LIBOR + 4.00%	1,008,371

PRINCIPAL AMOUNT		VALUE
1,400,000	Scientific Games International, Inc.‡ 5.044%, 04/14/29 1 mo. SOFR + 3.00%	$1,371,419
905,000	Sinclair Television Group, Inc.‡ 6.177%, 04/21/29 1 mo. SOFR + 3.75%	845,044

		6,700,536

	Information Technology (0.3%)
1,224,161	Banff Merger Sub, Inc.‡ 6.122%, 10/02/25 1 mo. LIBOR + 3.75%	1,181,903
1,418,625	Camelot U.S. Acquisition 1 Company‡ 5.372%, 10/30/26 1 mo. LIBOR + 3.00%	1,387,812
792,925	Camelot U.S. Acquisition 1 Company‡ 5.372%, 10/30/26 1 mo. LIBOR + 3.00%	775,084
300,000	CDK Global, Inc.‡ 6.610%, 07/06/29 3 mo. LIBOR + 4.50%	292,202
1,200,000	II-VI, Inc.! 0.000%, 07/02/29	1,170,996
1,650,000	VFH Parent, LLC‡ 5.201%, 01/13/29 1 mo. SOFR + 3.00%	1,595,682

		6,403,679

	Materials (0.1%)
860,200	Innophos, Inc.‡ 5.872%, 02/05/27 1 mo. LIBOR + 3.50%	836,545
598,500	LSF11 A5 HoldCo, LLC‡ 5.030%, 10/15/28 1 mo. SOFR + 3.50%	580,048

		1,416,593

	Other (0.1%)
1,485,000	ChampionX Corp.‡ 5.080%, 06/07/29 1 mo. SOFR + 3.25%	1,479,431

	Special Purpose Acquisition Companies (0.1%)
1,075,000	AP Core Holdings II, LLC‡ 7.872%, 09/01/27 1 mo. LIBOR + 5.50%	1,017,896
595,000	Clydesdale Acquisition Holdings, Inc.‡ 6.602%, 04/13/29 1 mo. SOFR + 4.18%	573,229
299,250	Fertitta Entertainment, LLC‡ 6.327%, 01/27/29 1 mo. SOFR + 4.00%	286,197
1,275,000	Oscar AcquisitionCo, LLC‡ 6.109%, 04/29/29 3 mo. LIBOR + 4.50%	1,166,427

		3,043,749

	TOTAL BANK LOANS (Cost $51,455,186)	48,756,248

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITIES (2.8%)
	U.S. Treasury Note
36,945,000	2.250%, 03/31/24	$36,524,318
30,400,000	2.500%, 05/31/24µ	30,171,406

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $67,223,323)	66,695,724

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (8.6%)

	Communication Services (1.6%)
31,975	T-Mobile Exchangeable Trust* 5.250%, 06/01/23	38,497,932

	Consumer Discretionary (0.7%)
127,510	Aptiv, PLC 5.500%, 06/15/23	15,463,138

	Energy (0.0%)
28	Gulfport Energy Operating Corp.‡ 10.000%, 08/29/22 15.00% PIK rate	184,800

	Financials (0.8%)
80,250	AMG Capital Trust II 5.150%, 10/15/37	3,933,293
3,945	Arch Capital Group, Ltd. 4.550%, 06/11/26	80,083
3,150	Bank OZK 4.625%, 11/15/26	62,969
1,201	First Citizens BancShares, Inc. 5.625%, 01/04/27	29,016
5,475	First Republic Bank 4.000%, 08/30/26	100,521
191,800	KKR & Company, Inc.^ 6.000%, 09/15/23	13,426,000
4,045	Morgan Stanley 4.250%, 01/15/27	78,797
6,915	Prospect Capital Corp. 5.350%, 07/01/26	125,092
1,400	RenaissanceRe Holdings, Ltd. 4.200%, 07/15/26	26,726
2,015	Wells Fargo & Company 4.375%, 03/15/26	38,829
5,248	Western Alliance Bancorp‡ 4.250%, 09/30/26 5 year CMT + 3.45%	126,267

		18,027,593

	Health Care (0.4%)
85,355	Boston Scientific Corp. 5.500%, 06/01/23	9,288,331

	Information Technology (1.2%)
17,530	Broadcom, Inc. 8.000%, 09/30/22	29,411,834

	Utilities (3.9%)
209,525	AES Corp. 6.875%, 02/15/24	19,016,489

NUMBER OF SHARES		VALUE
532,010	American Electric Power Company, Inc.^ 6.125%, 08/15/23	$29,409,513
84,885	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)§**** 4.566%, 09/15/29	3,745,126
505,555	DTE Energy Company 6.250%, 11/01/22	26,101,805
	NextEra Energy, Inc.
140,750	4.872%, 09/01/22	8,640,642
94,060	6.219%, 09/01/23	4,973,893

		91,887,468

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $181,656,953)	202,761,096

COMMON STOCKS (89.0%)
	Communication Services (7.5%)
693,400	Alphabet, Inc. - Class A^#	80,656,288
212,700	Alphabet, Inc. - Class C#	24,809,328
25,095	Altice USA, Inc. - Class A#	263,748
264,885	AT&T, Inc.	4,974,540
411,425	Comcast Corp. - Class A	15,436,666
8,434	Cumulus Media, Inc. - Class A#	66,966
2	Frontier Communications Parent, Inc.#	52
164,485	Meta Platforms, Inc. - Class A^~#	26,169,563
32,360	Netflix, Inc.#	7,277,764
205,085EUR	Orange, SA	2,095,647
149,335	Walt Disney Company^#	15,844,444

		177,595,006

	Consumer Discretionary (9.9%)
652,300	Amazon.com, Inc.^#	88,027,885
2,250	Booking Holdings, Inc.#	4,355,302
59,260	Carnival Corp.^#	536,896
243,463	General Motors Company#	8,827,968
52,240	Home Depot, Inc.	15,721,106
41,620	Lowe’s Companies, Inc.	7,971,479
62,500	McDonald’s Corp.^	16,460,625
245,080	MGM Resorts International	8,021,468
162,800	NIKE, Inc. - Class B	18,708,976
77,770	Starbucks Corp.^	6,593,341
48,865	Tesla, Inc.#	43,560,704
71,950	TJX Companies, Inc.^	4,400,462
27,180	Ulta Beauty, Inc.#	10,570,574

		233,756,786

	Consumer Staples (6.8%)
58,750	Altria Group, Inc.	2,576,775
459,960	Coca-Cola Company^	29,515,633
35,075	Costco Wholesale Corp.	18,986,097
36,265	Estee Lauder Companies, Inc. - Class A	9,903,972
250,885	Mondelez International, Inc. - Class A	16,066,675
112,795	PepsiCo, Inc.^	19,734,613
179,035	Philip Morris International, Inc.^	17,393,250
203,745	Procter & Gamble Company^~	28,302,218
52,650	Walgreens Boots Alliance, Inc.	2,085,993
130,790	Walmart, Inc.	17,270,820

		161,836,046

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE
	Energy (5.4%)
475,000	BP, PLC^	$13,955,500
47,998	Calfrac Well Services, Ltd.#&	177,113
11,045	Chaparral Energy, Inc. - Class A#&	585,385
3,550	Chesapeake Energy Corp.^	334,304
162,210	Chevron Corp.^	26,566,754
86,435	ConocoPhillips	8,421,362
82,935	Energy Transfer, LP	937,995
49,155	Enterprise Products Partners, LP	1,313,913
7,920	EP Energy Corp.&#	67,320
355,670	Exxon Mobil Corp.^	34,475,093
70,690	Hess Corp.^	7,950,504
15,860	Magellan Midstream Partners, LP	816,790
100,220	Marathon Petroleum Corp.	9,186,165
178,725	Schlumberger, NV	6,618,187
17,747	Superior Energy Services, Inc.&#	1,064,820
124,615	Sysco Corp.	10,579,813
33,540	Valero Energy Corp.	3,715,226
10,000	Williams Companies, Inc.	340,900

		127,107,144

	Financials (10.0%)
35,430	Affiliated Managers Group, Inc.	4,477,643
65,730	American Express Company	10,123,735
346,890	American International Group, Inc.	17,958,495
29,983	Assurant, Inc.	5,270,412
663,370	Bank of America Corp.^~	22,428,540
71,870	Bank of New York Mellon Corp.	3,123,470
10,715	BlackRock, Inc.^	7,170,264
85,840	Charles Schwab Corp.^	5,927,252
76,155	Chubb, Ltd.	14,365,879
231,670	Citigroup, Inc.^	12,023,673
125,000	Discover Financial Services	12,625,000
27,300	Goldman Sachs Group, Inc.^	9,101,547
447,110	Huntington Bancshares, Inc.	5,942,092
248,770	JPMorgan Chase & Company^	28,698,107
502,205	KeyCorp^	9,190,352
122,075	Marsh & McLennan Companies, Inc.	20,015,417
251,940	Morgan Stanley^	21,238,542
43,760	Northern Trust Corp.^	4,366,373
157,631	Starwood Property Trust, Inc.	3,723,244
411,130	Wells Fargo & Company	18,036,273

		235,806,310

	Health Care (13.0%)
220,665	Abbott Laboratories^~	24,017,179
179,340	AbbVie, Inc.^	25,737,083
124,060	Alcon, Inc.	9,687,845
257,324	Avantor Funding, Inc.#	7,467,543
290,285	Bristol-Myers Squibb Company	21,417,227
26,830	CVS Health Corp.	2,567,094
73,270	Danaher Corp.	21,356,007
42,170	Elevance Health, Inc.^	20,119,307
109,850	Eli Lilly & Company^	36,216,447
48,980	Gilead Sciences, Inc.	2,926,555
251,335	Johnson & Johnson^	43,862,984
17,140	Mallinckrodt, PLC#	299,950
451,610	Pfizer, Inc.	22,810,821
21,460	Thermo Fisher Scientific, Inc.^	12,841,879
105,000	UnitedHealth Group, Inc.^~	56,945,700

		308,273,621

NUMBER OF SHARES		VALUE
	Industrials (6.0%)
967,920	CSX Corp.	$31,292,854
104,568	General Electric Company	7,728,621
104,790	Honeywell International, Inc.	20,167,883
92,435	JB Hunt Transport Services, Inc.	16,940,563
41,250	Northrop Grumman Corp.	19,754,625
334,130	Raytheon Technologies Corp.	31,144,257
20,295	Stryker Corp.	4,358,351
49,810	Union Pacific Corp.	11,321,813

		142,708,967

	Information Technology (25.8%)
56,335	Accenture, PLC - Class A	17,253,157
21,770	Adobe, Inc.#	8,928,312
44,250	Advanced Micro Devices, Inc.#	4,180,297
1,189,610	Apple, Inc.^~	193,323,521
225,860	Applied Materials, Inc.	23,936,643
247,515	Cisco Systems, Inc.^	11,229,755
117,815	Fidelity National Information Services, Inc.^	12,035,980
10,330	Intuit, Inc.	4,712,236
36,355	Lam Research Corp.	18,196,041
72,315	Mastercard, Inc. - Class A	25,584,324
95,780	Micron Technology, Inc.^	5,924,951
604,990	Microsoft Corp.^~	169,844,893
1,520,000	Nokia Oyj	7,873,600
208,780	NVIDIA Corp.	37,920,711
81,370	Oracle Corp.	6,333,841
66,010	QUALCOMM, Inc.	9,575,411
86,580	salesforce, Inc.^#	15,932,452
178,525	Visa, Inc. - Class A	37,866,938

		610,653,063

	Materials (3.3%)
71,740	Celanese Corp.	8,430,167
122,460	Eaton Corp., PLC	11,329,999
214,585	Freeport-McMoRan, Inc.	6,770,157
102,435	Linde, PLC	30,935,370
41,000	Nucor Corp.	5,567,800
51,140	PPG Industries, Inc.	6,611,891
21,845	ServiceNow, Inc.#	9,757,288

		79,402,672

	Real Estate (1.3%)
70,930	American Tower Corp.	19,209,972
269,392	Invitation Homes, Inc.	10,514,370

		29,724,342

	Special Purpose Acquisition Company (0.0%)
14,021	Intelsat Emergence, SA#&	385,577

	TOTAL COMMON STOCKS (Cost $1,479,520,489)	2,107,249,534

WARRANTS (0.1%) #
	Energy (0.1%)
6,263	Denbury, Inc. 09/18/25, Strike $32.59	288,223
2,279	Denbury, Inc. 09/18/23, Strike $35.41	86,602
57,470	Mcdermott International, Ltd.& 06/30/27, Strike $15.98	6
51,723	Mcdermott International, Ltd. 06/30/27, Strike $12.33	5

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE
47,885	Tidewater, Inc. 11/14/42, Strike $0.01	$1,160,253
16,676	Tidewater, Inc. 11/14/42, Strike $0.01	2

	TOTAL WARRANTS (Cost $4,161,894)	1,535,091

EXCHANGE-TRADED FUND (0.0%)
	Other (0.0%)
5,525	iShares Preferred & Income Securities ETF^ (Cost $209,453)	192,104

PREFERRED STOCKS (0.3%)
	Communication Services (0.0%)
8,482	AT&T, Inc. 4.750%, 02/18/25	176,425
3,485	AT&T, Inc. 5.350%, 11/01/66	86,951
20,000	Qwest Corp. 6.500%, 09/01/56	491,600

		754,976

	Consumer Discretionary (0.1%)
2,835	Ford Motor Company 6.200%, 06/01/59	75,468
8,177	Guitar Center, Inc.&	977,151
605	Qurate Retail, Inc. 8.000%, 03/15/31	32,005

		1,084,624

	Energy (0.1%)
12,420	Energy Transfer, LP‡ 7.625%, 08/15/23 3 mo. LIBOR + 4.74%	294,602
53,028	NuStar Energy, LP‡ 7.673%, 08/29/22 3 mo. LIBOR + 5.64%	1,110,937
26,051	NuStar Energy, LP‡ 8.769%, 08/29/22 3 mo. LIBOR + 6.77%	623,921
55,760	NuStar Logistics, LP‡ 9.246%, 01/15/43 3 mo. LIBOR + 6.73%	1,392,885

		3,422,345

	Financials (0.1%)
5,280	Affiliated Managers Group, Inc. 4.750%, 09/30/60	110,669
5,970	Annaly Capital Management, Inc.‡# 6.950%, 09/30/22 3 mo. LIBOR + 4.99%	144,414
26,907	B Riley Financial, Inc. 5.250%, 08/31/28	591,685
3,000	B Riley Financial, Inc. 6.000%, 01/31/28	69,240
1,350	Capital One Financial Corp. 4.800%, 06/01/25	28,107
10,725	CNO Financial Group, Inc. 5.125%, 11/25/60	218,790
3,371	Cullen/Frost Bankers, Inc. 4.450%, 12/15/25	72,544

NUMBER OF SHARES		VALUE
1,877	Ellington Financial, Inc.‡ 6.250%, 01/30/27 5 year CMT + 4.99%	$38,028
1,943	First Republic Bank 4.125%, 10/30/25	37,131
4,400	Morgan Stanley	114,664
4,625	Prudential Financial, Inc.^ 4.125%, 09/01/60	102,305
13,490	Selective Insurance Group, Inc. 4.600%, 12/15/25	273,982
1,900	Signature Bank 5.000%, 12/30/25	38,171
3,000	Spirit Realty Capital, Inc. 6.000%, 10/03/22	77,640
9,175	W R Berkley Corp.^ 5.100%, 12/30/59	214,328

		2,131,698

	Industrials (0.0%)
4,970	QVC, Inc. 6.250%, 11/26/68	99,152
2,555	WESCO International, Inc.‡ 10.625%, 06/22/25 5 year CMT + 10.33%	71,923

		171,075

	Real Estate (0.0%)
1,951	American Finance Trust, Inc. 7.500%, 03/26/24	47,995
11,275	Brookfield Property Partners, LP 5.750%, 03/31/25	224,034
5,000	Brookfield Property Partners, LP^ 6.375%, 09/30/24	106,650
3,625	Global Net Lease, Inc. 6.875%, 11/26/24	88,631

		467,310

	Utilities (0.0%)
6,000	Brookfield Renewable Partners, LP 5.250%, 03/31/25	125,820
5,100	DTE Energy Company 5.250%, 12/01/77	127,704

		253,524

	TOTAL PREFERRED STOCKS (Cost $8,986,784)	8,285,552

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.3%) #
	Consumer Discretionary (0.0%)
2,200	Amazon.com, Inc.
29,689,000	Put, 09/16/22, Strike $100.00	82,500
200	Tesla, Inc.
17,829,000	Call, 09/16/22, Strike $950.00	913,500

		996,000

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
	Financials (0.1%)
1,060	Berkshire Hathaway, Inc.
31,863,600	Call, 11/18/22, Strike $310.00	$1,126,250
960
28,857,600	Call, 09/16/22, Strike $340.00	31,680

		1,157,930

	Information Technology (0.0%)
1,350	Apple, Inc.
21,938,850	Put, 08/05/22, Strike $160.00	176,850
700	Visa, Inc.
14,847,700	Put, 08/19/22, Strike $200.00	105,000

		281,850

	Other (0.2%)
1,220	Invesco QQQ Trust Series
38,486,120	Put, 09/16/22, Strike $290.00	505,690
9,700	iShares MSCI EAFE ETF
63,748,400	Call, 09/16/22, Strike $71.00	126,100
2,300	iShares Russell 2000 ETF
43,067,500	Call, 12/16/22, Strike $180.00	3,759,350
3,150	iShares Russell 2000 ETF
58,983,750	Call, 09/16/22, Strike $200.00	567,000
64	S&P 500 Index
26,433,856	Put, 09/16/22, Strike $4,000.00	448,960

		5,407,100

	TOTAL PURCHASED OPTIONS (Cost $17,531,825)	7,842,880

TOTAL INVESTMENTS (140.2%) (Cost $2,705,845,768)		3,318,595,436

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-17.1%)		(404,000,000)

LIABILITIES, LESS OTHER ASSETS (-23.1%)		(547,729,257)

NET ASSETS (100.0%)		$2,366,866,179

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

@	In default status and considered non-income producing.
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2022.
&	Illiquid security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $8,921,681.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $23,580,889.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at July 31, 2022.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATION

EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Strategic Total Return Fund (the “Fund”) was organized as a Delaware statutory trust on December 31, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 26, 2004.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest primarily in common and preferred stocks, convertible securities and income-producing securities such as investment grade and below investment grade (high yield/high risk) debt securities. The Fund, under normal circumstances, will invest at least 50% of its managed assets in equity securities (including securities that are convertible into equity securities). The Fund may invest up to 35% of its managed assets in securities of foreign issuers, including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets. The Fund may invest up to 15% of its managed assets in securities of foreign issuers in emerging markets. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2022 was as follows*:

Cost basis of investments	$2,705,845,768

Gross unrealized appreciation	843,300,828
Gross unrealized depreciation	(230,551,160)

Net unrealized appreciation (depreciation)	$612,749,668

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

The Fund issued MRPS on March 8, 2022, August 24, 2021, and September 6, 2017. On March 8, 2022, 4,000,000 MRPS were issued with an aggregate liquidation preference of $100,000,000. On August 24, 2021, 2,480,000 MRPS were issued with an aggregate liquidation preference of $62.0 million. On September 6, 2017, 9,680,000 MRPS were issued with an aggregate liquidation preference of $242.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on MRPS over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into five series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at July 31, 2022.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A*	9/06/22	3.70%	3,220	$25	$80,500,000
Series B	9/06/24	4.00%	3,220	$25	$80,500,000
Series C	9/06/27	4.24%	3,240	$25	$81,000,000
Series D	8/24/26	2.45%	2,480	$25	$62,000,000
Series F	5/24/27	3.66%	4,000	$25	$100,000,000

					$404,000,000

*	Series A MRPS were called for redemption and to be redeemed at $25.01 per share on September 6, 2022. Dividends on the Series A Shares to be redeemed will cease accumulating on the redemption date.

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Previously, Series A, B, and C of the MRPS had been assigned a rating of “AA” by Fitch Ratings, Inc. (“Fitch”). As of December 17, 2020, Kroll Bond Rating Agency LLC (“Kroll”) replaced Fitch as the rating agency for the MRPS. Series A, B, and C of the MRPS have been assigned a rating of `AA-’ by Kroll. If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below. As of August 24, 2021, the Series D MRPS have been assigned a rating of ‘AA-’ by Kroll. As of March 8, 2022, the Series F MRPS have been assigned a rating of ‘AA-’ by Kroll.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by Kroll. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Kroll, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

With regard to the Series A MRPS, Series B MRPS or Series C MRPS, so long as any MRPS are outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than non-cash distributions) with respect to Fund shares ranking junior to or on parity with the MRPS, unless (1) the Fund has satisfied the MRPS Overcollateralization Test (as defined below) on at least one “valuation date” in the preceding 65 calendar days, (2) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test (as defined below), (3) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the holders of MRPS and (4) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption or deposited sufficient monies with the Fund’s paying agent for that purpose, subject to certain grace periods and exceptions.

MRPS Asset Coverage Test: Asset coverage with respect to all outstanding senior securities and preferred shares, including the MRPS, determined in accordance with Section 18(h) of the 1940 Act, on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of determination, must be greater than or equal to 225%.

MRPS Overcollateralization Test: So long as Fitch or any other NSRSO, such as Kroll, is then rating any class of the outstanding MRPS pursuant to the request of the Fund, satisfaction of only those overcollateralization ratios applicable to closed-end fund issuers with the same rating(s) as the Fund’s MRPS’ then-current rating(s) issued by Fitch or such other NSRSO, such as Kroll, by application of the applicable rating agency guidelines.

With regard to Series D MRPS and Series F MRPS, for so long as any MRPS are Outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares of beneficial interest, if any, ranking junior to the MRPS as to dividends or upon liquidation (collectively “non-cash distributions”) with respect to Common Shares or any other shares of the Series or Fund ranking junior to or on a parity with the MRPS as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Fund ranking junior to the MRPS as to dividends and upon liquidation) or any such parity shares (except by conversion into or exchange for shares of the Fund ranking junior to or on a parity with the MRPS as to dividends and upon liquidation), unless (1) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test, (2) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the Holders of MRPS, and (3) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption contained in Section 3(a) or deposited sufficient monies with the Paying Agent for that purpose (without regard to the provisions of the Special Proviso); provided that the Fund may make any distributions reasonably necessary for the Fund to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to avoid excise tax under Section 4982 of the Internal Revenue Code (“Tax Required Payments”). For the avoidance of doubt, any such Tax Required Payments would only be paid to holders of Common Shares after full cumulative dividends due on or prior to the date of the applicable distribution and any mandatory redemptions occurring on or prior to the date of the applicable distribution have been paid to the holders of MRPS.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.